VESSELS AND EQUIPMENT, NET - Market Values and Carrying Values of Vessels (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment:
2020 Carrying value	$ 2,983,073	$ 3,160,549
Golar Arctic
Property and equipment:
2020 Market Value	47,500
2020 Carrying value	129,800
Deficit	(82,300)
Golar Bear
Property and equipment:
2020 Market Value	160,000
2020 Carrying value	178,400
Deficit	(18,400)
Golar Crystal
Property and equipment:
2020 Market Value	159,000
2020 Carrying value	173,200
Deficit	(14,200)
Golar Frost
Property and equipment:
2020 Market Value	160,500
2020 Carrying value	181,400
Deficit	(20,900)
Golar Glacier
Property and equipment:
2020 Market Value	155,700
2020 Carrying value	177,400
Deficit	(21,700)
Golar Ice
Property and equipment:
2020 Market Value	159,500
2020 Carrying value	184,600
Deficit	(25,100)
Golar Kelvin
Property and equipment:
2020 Market Value	160,000
2020 Carrying value	178,900
Deficit	(18,900)
Golar Seal
Property and equipment:
2020 Market Value	156,300
2020 Carrying value	168,200
Deficit	(11,900)
Golar Snow
Property and equipment:
2020 Market Value	159,800
2020 Carrying value	184,800
Deficit	$ (25,000)